Annual Total Returns - VIPEnergyPortfolio-Service2PRO - VIPEnergyPortfolio-Service2PRO - VIP Energy Portfolio - VIP Energy Portfolio - Service Class 2	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(12.76%)
Annual Return 2015	(20.75%)
Annual Return 2016	33.51%
Annual Return 2017	(2.78%)
Annual Return 2018	(24.77%)
Annual Return 2019	9.82%
Annual Return 2020	(32.88%)
Annual Return 2021	54.83%
Annual Return 2022	62.87%
Annual Return 2023	0.70%